COMMON STOCK WARRANT LIABILITY (Details) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended					9 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2012 July 2012 Warrant Exchanges [Member]	Oct. 31, 2012 May 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 October 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 December 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 May 2012 Convertible Debt Financing [Member]	Oct. 31, 2012 Bridge Notes [Member]	Oct. 31, 2011 Bridge Notes [Member]	Oct. 31, 2012 Vendor and Other [Member]	Oct. 31, 2011 Vendor and Other [Member]	Oct. 31, 2012 Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2011 Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2012 August and September 2012 Convertible Promissory Notes [Member]	Oct. 31, 2012 Preferred Stock Agreement [Member]	Jul. 31, 2013 Maximum [Member]	Oct. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2012 Maximum [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Maximum [Member] December 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Maximum [Member] Bridge Notes [Member]	Oct. 31, 2011 Maximum [Member] Bridge Notes [Member]	Oct. 31, 2011 Maximum [Member] Vendor and Other [Member]	Oct. 31, 2012 Maximum [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2011 Maximum [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2012 Maximum [Member] August and September 2012 Convertible Promissory Notes [Member]	Jul. 31, 2013 Minimum [Member]	Oct. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2012 Minimum [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Minimum [Member] December 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Minimum [Member] Bridge Notes [Member]	Oct. 31, 2011 Minimum [Member] Bridge Notes [Member]	Oct. 31, 2011 Minimum [Member] Vendor and Other [Member]	Oct. 31, 2012 Minimum [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2011 Minimum [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2012 Minimum [Member] August and September 2012 Convertible Promissory Notes [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] July 2012 Warrant Exchanges [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] July 2012 Warrant Exchanges [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] December 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] December 2011 Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] May 2012 Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] May 2012 Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Vendor and Other [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Vendor and Other [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] August and September 2012 Convertible Promissory Notes [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] August and September 2012 Convertible Promissory Notes [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Preferred Stock Agreement [Member]		Oct. 31, 2012 Common Stock Purchase Warrant [Member] Preferred Stock Agreement [Member]		Jul. 31, 2013 Common Stock Purchase Warrant [Member] Subtotal [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Subtotal [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Subtotal [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Tonaquint Promissory Note [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Stock Purchase Agreement [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Maximum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Maximum [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Maximum [Member] October 2011 Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Maximum [Member] December 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Maximum [Member] December 2011 Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Maximum [Member] Bridge Notes [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Maximum [Member] Bridge Notes [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Maximum [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Maximum [Member] Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Maximum [Member] August and September 2012 Convertible Promissory Notes [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Maximum [Member] August and September 2012 Convertible Promissory Notes [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Minimum [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Minimum [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Minimum [Member] October 2011 Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Minimum [Member] December 2011 Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Minimum [Member] December 2011 Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Minimum [Member] Bridge Notes [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Minimum [Member] Bridge Notes [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Minimum [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Minimum [Member] Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2013 Common Stock Purchase Warrant [Member] Minimum [Member] August and September 2012 Convertible Promissory Notes [Member]	Oct. 31, 2012 Common Stock Purchase Warrant [Member] Minimum [Member] August and September 2012 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 18.75		$ 18.75	$ 18.7	$ 18.7	$ 18.7	$ 18.7	$ 18.7			$ 18.7		$ 18.7	$ 18.75			$ 21.25	$ 21.25	$ 24.40			$ 21.25	$ 21.25	$ 24.40			$ 18.7	$ 5.625	$ 6.625	$ 18.75			$ 18.69	$ 18.75	$ 18.75			$ 6.625	$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 18.75			$ 18.75	$ 18.75		$ 18.75										$ 357	$ 4.375						$ 21.25	$ 21.25	$ 18.75		$ 10.625	$ 18.75						$ 15.11	$ 14.95	$ 10.625		$ 5.625	$ 6.625
Class of Warrant or Right, Outstanding	61,396	899,494	802,580	278,329	28,632	11,628	17,706	22,222	198,037	181,040	376	3,576	29,883	22,438	11,288	204,479																							278,329	278,329	28,632	28,632	11,628	11,628	17,706	17,706	13,333	22,222	214,416	198,036	376	376	29,883	29,883	13,095	11,288	204,480	[1]	204,480	[1]	695,014	598,100	898,253	86,283	1,333
Expiration Date	August 2014			October 2014	May 2015			May 2017			N/A	February 2012				April 2014				October 2015	January 2016	April 2015	April 2015		May 2017	November 2015	August 2017				October 2014	January 2015	January 2013	January 2013		May 2014	May 2014	October 2015	October 2014	October 2014	May 2015	May 2015					May 2017	May 2017			N/A	N/A					April 2014	[1]	April 2014	[1]				December 2014	December 2015	October 2015	October 2015	October 2015	January 2016	January 2016	April 2015	April 2015	May 2017	May 2017	August 2017	August 2017	October 2014	October 2014	October 2014	May 2015	January 2015	December 2013	January 2013	May 2014	May 2014	October 2015	October 2015

[1]	During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.